Schedule of sales and service revenue (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Net revenue	R$ 77,413,096	R$ 39,805,121
Foreign market
IfrsStatementLineItems [Line Items]
Net revenue	89,989,506	47,281,400
Sales revenue | Domestic market
IfrsStatementLineItems [Line Items]
Net revenue	52,847,961	28,753,665
Sales revenue | Domestic market | Revenue
IfrsStatementLineItems [Line Items]
Net revenue	52,924,610	28,836,219
Sales revenue | Domestic market | Rebates
IfrsStatementLineItems [Line Items]
Net revenue	(76,649)	(82,554)
Sales revenue | Foreign market
IfrsStatementLineItems [Line Items]
Net revenue	37,141,545	18,527,735
Sales revenue | Foreign market | Revenue
IfrsStatementLineItems [Line Items]
Net revenue	37,187,212	18,571,584
Sales revenue | Foreign market | Rebates
IfrsStatementLineItems [Line Items]
Net revenue	(45,667)	(43,849)
Sales and services deductions
IfrsStatementLineItems [Line Items]
Net revenue	(12,576,410)	(7,476,279)
Sales and services deductions | Domestic market | Taxes
IfrsStatementLineItems [Line Items]
Net revenue	(12,128,478)	(7,259,647)
Sales and services deductions | Domestic market | Sales returns
IfrsStatementLineItems [Line Items]
Net revenue	(290,822)	(105,925)
Sales and services deductions | Foreign market | Taxes
IfrsStatementLineItems [Line Items]
Net revenue	(41,340)	(30,743)
Sales and services deductions | Foreign market | Sales returns
IfrsStatementLineItems [Line Items]
Net revenue	R$ (115,770)	R$ (79,964)